Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 27,347,919	$ 22,202,706	$ 13,618,835
Accounts receivable	2,737,658	2,236,127	1,168,260
Inventory	6,296,871	4,856,265	3,399,376
Prepaid expenses and other current assets	4,558,380	5,811,332	2,703,882
Total current assets	40,940,828	35,106,430	20,890,353
Property and equipment, net	12,189,425	11,470,360	11,020,781
Intangible assets	237,752	237,752	222,483
Deferred tax assets	1,099,800	1,099,800	263,300
Other assets	267,707	267,707	267,707
Total assets	54,735,512	48,182,049	32,664,624
Current liabilities
Accounts payable	35,599,711	35,631,913	25,213,657
Customer deposits	19,536,703	16,185,648	8,599,914
Accrued expenses	6,493,160	5,468,570	4,950,406
Other current liabilities	4,093,366	3,592,782	2,867,219
Notes payable, current portion	9,233	19,706	24,627
Total current liabilities		60,898,619	41,655,823
Notes payable, net of current portion			15,971
Total liabilities	65,732,173	60,898,619	41,671,794
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value per share; 1,000,000 shares authorized and 0 issued and outstanding
Additional paid in capital	1,738,580		4,998,505
Accumulated deficit	(12,738,558)	(12,719,857)	(14,008,170)
Total shareholders’ deficit	(10,996,661)	(12,716,570)	(9,007,170)
Total Liabilities and Shareholder’s Deficit	54,735,512	48,182,049	32,664,624
Class F Common Stock
SHAREHOLDERS’ DEFICIT
Common stock, value
Class A Common Stock
SHAREHOLDERS’ DEFICIT
Common stock, value	$ 3,317	$ 3,287	$ 2,495